UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05617

SCM Trust

(Exact name of registrant as specified in charter)

1875 Lawrence Street, Suite 300

Denver, CO 80202

(Address of principal executive offices) (Zip code)

Steve Rogers

1875 Lawrence Street, Suite 300

Denver, CO 80202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988.

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

ITEM 1. REPORTS TO STOCKHOLDERS

SEMI-ANNUAL REPORT

June 30, 2020

Shelton BDC Income Fund

Shelton Real Estate Income Fund

Shelton International Select Equity Fund

Shelton Tactical Credit Fund

Beginning on May 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.sheltoncap.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 800-955-9988 to let the Funds know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.sheltoncap.com.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of The SCM Trust which contains information about the management fee and other costs. Investments in shares of The SCM Trust are neither insured nor guaranteed by the U.S. Government.

Table of Contents	June 30, 2020

About Your Fund’s Expenses	2
Top Holdings and Sector Breakdown	3
Portfolio of Investments	5
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	12
Statement of Cash Flows	15
Financial Highlights	16
Notes to Financial Statements	24
Additional Information	31
Board of Trustees and Executive Officers	32
Board Approval of the Investment Advisory Agreement	33

About Your Fund’s Expenses (Unaudited)	June 30, 2020

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds do not charge any sales charges. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period*	Net Annual Expense Ratio
BDC Income Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 749	$ 43.31	9.96%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 975	$ 48.91	9.96%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 747	$ 44.35	10.21%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 974	$ 50.11	10.21%

Real Estate Income Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 832	$ 5.33	1.17%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 5.87	1.17%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 831	$ 6.46	1.42%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 7.12	1.42%

International Select Equity Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 950	$ 4.90	1.01%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.07	1.01%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 948	$ 6.10	1.26%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.33	1.26%

Tactical Credit Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 947	$ 10.99	2.27%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,014	$ 11.37	2.27%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 946	$ 12.19	2.52%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,012	$ 12.61	2.52%

*	Expenses are equal to the Fund’s expense ratio annualized.

Top Holdings and Sector Breakdown (Unaudited)	June 30, 2020

Shelton BDC Income Fund

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Ares Capital Corp	$610,671	16.0%
2	Saratoga Investment Corp	478,000	12.5%
3	Sixth Street Specialty Lending Inc	377,621	9.9%
4	Main Street Capital Corp	286,396	7.5%
5	FS KKR Capital Corp II	256,511	6.7%
6	Solar Capital Ltd	251,821	6.6%
7	Barings BDC Inc	251,698	6.6%
8	Owl Rock Capital Corp	195,739	5.1%
9	Hercules Capital Inc	175,373	4.6%
10	Oaktree Strategic Income Corp	174,432	4.6%

Shelton Real Estate Income Fund

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Crown Castle International Corp	$480,295	11.2%
2	Equinix Inc	368,708	8.6%
3	Alexandria Real Estate Equities Inc	362,629	8.5%
4	Duke Realty Corp	317,625	7.4%
5	Sun Communities Inc	310,707	7.3%
6	CoreSite Realty Corp	184,011	4.3%
7	CubeSmart	172,601	4.0%
8	Sunstone Hotel Investors Inc	161,778	3.8%
9	Healthcare Trust of America Inc	160,605	3.8%
10	Digital Realty Trust Inc	156,321	3.7%

Top Holdings and Sector Breakdown (Unaudited) (Continued)	June 30, 2020

Shelton International Select Equity Fund

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
2	CRH PLC	$3,446,403	4.2%
3	ASML Holding NV	3,346,129	4.0%
4	Taiwan Semiconductor Manufacturing Co Ltd	3,260,698	3.9%
5	Nestle SA	2,979,119	3.6%
6	ITOCHU Corp	2,952,308	3.6%
7	L’Oreal SA	2,926,463	3.5%
8	Intertek Group PLC	2,757,631	3.3%
9	Element Fleet Management Corp	2,753,694	3.3%
10	Unilever NV	2,414,250	2.9%
11	AIA Group Ltd	2,409,549	2.9%

Shelton Tactical Credit Fund — Long Positions

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	State of California, 0.080%, 05/01/2034	$5,000,000	6.8%
2	Pacific Gas and Electric Co, 6.050%, 03/01/2034	4,173,749	5.7%
3	PetSmart Inc, 7.125%, 03/15/2023	2,760,463	3.8%
4	California Pollution Control Financing Authority, 8.000%, 07/01/2039	2,714,375	3.7%
5	Consolidated Communications Inc, 6.500%, 10/01/2022	2,695,014	3.7%
6	Nordstrom Inc, 8.750%, 05/15/2025	2,582,744	3.5%
7	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC, 8.250%, 10/15/2023	2,504,250	3.4%
8	Cleveland-Cliffs Inc, 9.875%, 10/17/2025	2,444,053	3.3%
9	Talos Production LLC / Talos Production Finance Inc, 11.000%, 04/03/2022	2,325,000	3.2%
10	Oklahoma Development Finance Authority, 5.250%, 08/15/2048	2,295,719	3.1%

Shelton Tactical Credit Fund — Short Positions

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Navient Corp, 5.875%, 10/25/2024	$(2,160,574)	-2.9%
2	Pacific Gas and Electric Co, 3.500%, 08/01/2050	(2,029,608)	-2.8%
3	INEOS Group Holdings SA, 5.625%, 08/01/2024	(1,934,440)	-2.6%
4	Carvana Co, 8.875%, 10/01/2023	(1,504,230)	-2.0%
5	Presidio Holdings Inc, 8.250%, 02/01/2028	(1,500,000)	-2.0%
6	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 5.500%, 03/01/2025	(1,464,000)	-2.0%
7	Netflix Inc, 4.875%, 04/15/2028	(1,069,270)	-1.4%
8	Royal Caribbean Cruises Ltd, 3.700%, 03/15/2028	(456,566)	-0.6%

Shelton BDC Income Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) June 30, 2020

Security Description	Shares	Value
Common Stock (99.74%)

Financial (99.74%)
Diversified Financial Services (0.21%)
Newstar Financial Inc CVR*,(a)	100,410	$8,033

Investment Company (99.53%)
Apollo Investment Corp	12,676	121,309
Ares Capital Corp	42,261	610,672
Barings BDC Inc	31,700	251,698
BlackRock TCP Capital Corp	11,600	106,024
FS KKR Capital Corp II	19,900	256,511
Goldman Sachs BDC Inc	7,780	126,269
Golub Capital BDC Inc	13,750	160,188
Hercules Capital Inc	16,750	175,373
Main Street Capital Corp	9,200	286,396
Medley Management Inc	18,639	14,389
New Mountain Finance Corp	18,000	167,220
Oaktree Strategic Income Corp	27,513	174,432
Owl Rock Capital Corp	15,875	195,739
Saratoga Investment Corp	20,000	478,000
Sixth Street Specialty Lending Inc	22,900	377,621
Solar Capital Ltd	15,729	$251,821
TriplePoint Venture Growth BDC Corp	4,728	48,604
		3,802,266

Total Common Stock (Cost $4,311,899)		3,810,299

Total Investments (Cost $4,806,899)(b) (99.74%)		3,810,299
Other Net Assets (0.26%)		9,917
Net Assets (100.00%)		$3,820,216

*	Non-income producing security.

(a)	Level 3 security fair valued under procedures established by the Board of Trustees, represents 2.14% of net assets. The total value of the fair value security is $8,033.

(b)	Aggregate cost for federal income tax purpose is $4,875,074

At June 30, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$1,123
Unrealized depreciation	(1,065,898)
Net unrealized depreciation	$(1,064,775)

Shelton Real Estate Income Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) June 30, 2020

Security Description	Shares	Value
Common Stock (97.91%)

Financial (97.91%)
REITS- Health Care (3.73%)
Healthcare Trust of America Inc	6,056	$160,605

REIT- Hotel & Resort (7.03%)
Host Hotels & Resorts Inc	13,060	140,917
Sunstone Hotel Investors Inc	19,850	161,778
		302,695
REIT- Industrial (10.73%)
Duke Realty Corp	8,975	317,625
Prologis Inc	1,546	144,288
		461,913
REIT-Mortgage (7.33%)
Apollo Commercial Real Estate Finance Inc	7,507	73,644
Blackstone Mortgage Trust Inc	6,214	149,695
Starwood Property Trust Inc	6,156	92,094
		315,433
REIT-Office (13.05%)
Alexandria Real Estate Equities Inc	2,235	362,628
Corporate Office Properties Trust	2,225	56,382
Hudson Pacific Properties Inc	2,800	70,448
Vornado Realty Trust	1,900	72,599
		562,057
REIT-Residential (14.53%)
American Homes 4 Rent	2,178	58,588
AvalonBay Communities Inc	843	130,362
Equity Residential	2,140	125,875
Sun Communities Inc	2,290	310,707
		625,532
REIT-Retail (4.85%)
Brixmor Property Group Inc	8,345	106,983
Retail Value Inc	308	3,807
Simon Property Group Inc	1,045	$71,457
SITE Centers Corp	3,274	26,519
		208,766
REIT-Specialized (36.66%)
American Tower Corp	600	155,124
CoreSite Realty Corp	1,520	184,011
Crown Castle International Corp	2,870	480,294
CubeSmart	6,395	172,601
Digital Realty Trust Inc	1,100	156,321
EPR Properties	1,851	61,324
Equinix Inc	525	368,708
		1,578,383

Total Common Stock (Cost $4,035,073)		4,215,384

Preferred Stock (1.45%)

Financial (1.45%)
REIT-Retail (1.45%)
Cedar Realty Trust Inc, 7.250% (Cost $72,889)	3,171	62,310

Total Investments (Cost $4,107,962)(a) (99.36%)		$4,277,694
Other Net Assets (0.64%)		27,887
Net Assets (100.00%)		$4,305,581

(a)	Aggregate cost for federal income tax purpose is $4,113,486

At June 30, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$832,535
Unrealized depreciation	(683,468)
Net unrealized appreciation	$149,067

See accompanying notes to financial statements.

Shelton International Select Equity Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) June 30, 2020

Security Description	Shares	Value
Common Stock (83.62%)

Belgium (1.79%)
KBC Group NV	26,879	$1,541,459

Canada (6.28%)
CAE Inc	39,190	633,600
Constellation Software Inc	1,604	1,805,254
Element Fleet Management Corp	370,240	2,753,694
Open Text Corp	6,000	253,965
Total Canada		5,446,513

China (4.01%)
Alibaba Group Holding Ltd*	4,627	998,044
New Oriental Education & Technology Group Inc*	3,439	447,861
Ping An Insurance Group Co of China Ltd	203,600	2,035,882
Total China		3,481,787

Denmark (0.46%)
Ambu A/S	12,581	395,102

Finland (2.28%)
Nokia Oyj	450,088	1,980,387

France (8.08%)
BNP Paribas SA	28,749	1,142,078
L’Oreal SA	9,120	2,926,463
Thales SA	8,000	645,857
TOTAL SA	13,800	526,595
Valeo SA	67,277	1,765,133
Total France		7,006,126

Germany (5.87%)
adidas AG	5,866	1,539,051
Beiersdorf AG	19,004	2,157,914
MTU Aero Engines AG	8,048	1,393,380
Total Germany		5,090,345

Great Britain (6.20%)
GlaxoSmithKline PLC	9,400	190,085
Intertek Group PLC	41,026	2,757,631
M&G PLC	8,200	16,976
Unilever NV	45,321	2,414,250
Total Great Britain		5,378,942

Hong Kong (5.25%)
AIA Group Ltd	258,300	2,409,549
Techtronic Industries Co Ltd	219,000	2,141,837
Total Hong Kong		4,551,386

India (1.26%)
HDFC Bank Ltd	24,116	1,096,313

Indonesia (1.85%)
Bank Rakyat Indonesia Persero Tbk PT	7,571,350	1,605,964

Ireland (5.42%)
CRH PLC	100,607	3,446,403
Smurfit Kappa Group PLC (Dublin)	28,875	965,146
Smurfit Kappa Group PLC (London)	8,700	288,093
		4,699,642

Security Description	Shares	Value
Japan (12.01%)
Daikin Industries Ltd	13,500	$2,169,185
ITOCHU Corp	137,200	2,952,308
Komatsu Ltd	72,700	1,484,863
Nomura Research Institute Ltd	72,700	1,972,405
Santen Pharmaceutical Co Ltd	93,600	1,720,432
Takeda Pharmaceutical Co Ltd	3,400	121,270
Total Japan		10,420,463

Netherlands (3.95%)
ASML Holding NV	224	82,243
ASML Holding NV (ADR)	9,092	3,346,129
		3,428,372
Norway (1.50%)
Aker BP ASA	66,162	1,202,260
DNB ASA	7,700	101,448
		1,303,708
Singapore (2.76%)
DBS Group Holdings Ltd	160,750	2,396,760

Switzerland (8.01%)
Givaudan SA	550	2,047,808
Nestle SA	26,975	2,979,119
Roche Holding AG	3,000	1,039,576
Straumann Holding AG	1,016	872,802
Total Switzerland		6,939,305

Taiwan (3.76%)
Taiwan Semiconductor Manufacturing Co Ltd	57,437	3,260,698

Thailand (1.19%)
Bangkok Bank PCL	300,500	$1,040,314

United States (1.69%)
Anthem Inc	1,000	262,980
Cigna Corp	1,700	319,005
Merck & Co Inc	7,100	549,043
UnitedHealth Group Inc	1,100	324,445
Total United States		1,455,473

Total Common Stock (Cost $67,936,509)		72,519,059

United States Treasury Bills (11.76%)
0.123%, 8/11/20 (Cost $10,198,565)	10,200,000	10,198,565

Total Investments (Cost $78,135,074)(a) (95.37%)		82,717,624
Other Net Assets (4.63%)		4,013,909
Net Assets (100.00%)		$86,731,533

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $78,929,494

At June 30, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$6,915,381
Unrealized depreciation	(3,127,251)
Net unrealized appreciation	$3,788,130

See accompanying notes to financial statements.

Shelton Tactical Credit Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) June 30, 2020

Security Description/ Long Positions	Shares	Value
Common Stock (0.03%)

Energy (0.01%)
Amplify Energy Corp	264	$325
CHC Group LLC*,(a)	6,978	3,489
Total Energy		3,814

Utilities (0.02%)
Vistra Energy Corp - Right(a)	17,126	11,988
Total Common Stock (Cost $825,763)		15,802

	Par Value
Corporate Debt (90.65%)

Basic Materials (6.14%)
Cleveland-Cliffs Inc, 9.875%, 10/17/2025 (144A)(b)	$2,330,000	2,444,053
Ferroglobe PLC / Globe Specialty Metals Inc, 9.375%, 03/01/2022 (144A)(b)	2,250,000	832,500
Total Basic Materials		3,276,553

Communications (7.25%)
Consolidated Communications Inc, 6.500%, 10/01/2022(b)	2,930,000	2,695,014
Expedia Group Inc, 7.000%, 05/01/2025 (144A)(b)	1,125,000	1,169,384
Total Communications		3,864,398

Consumer, Cyclical (27.75%)
The Bon-Ton Department Stores Inc, 8.000%, 06/15/2021(b)	5,000,000	475,000
Carnival Corp, 11.500%, 04/01/2023 (144A)(b)	800,000	868,000
JC Penney Corp Inc, 5.875%, 07/01/2023 (144A)(b)	1,400,000	536,214
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 6.500%, 06/20/2027 (144A)	1,125,000	1,127,813
NCL Corp Ltd, 12.250%, 05/15/2024 (144A)(b)	2,025,000	2,118,049
Nordstrom Inc, 8.750%, 05/15/2025 (144A)(b)	2,400,000	2,582,744
PetSmart Inc, 7.125%, 03/15/2023 (144A)(b)	2,800,000	2,760,463
Rite Aid Corp, 6.125%, 04/01/2023 (144A)(b)	1,740,000	1,692,150
Six Flags Entertainment Corp, 5.500%, 04/15/2027 (144A)(b)	2,250,000	2,010,937
Station Casinos LLC, 4.500%, 02/15/2028 (144A)(b)	750,000	634,688
Total Consumer, Cyclical		14,806,058

Consumer, Non-Cyclical (4.81%)
Element Fleet Management Corp, 3.850%, 06/15/2025 (144A)(b)	750,000	769,850
Herc Holdings Inc, 5.500%, 07/15/2027 (144A)(b)	1,500,000	1,503,225
Pyxus International Inc, 9.875%, 07/15/2021	3,650,000	292,000
Total Consumer, Non-cyclical		2,565,075

Security Description/ Long Positions	Par Value	Value
Energy (13.31%)
CHC Group LLC / CHC Finance Ltd, 0%, 10/01/2020(a)	$1,000,000	$150,000
Energy Transfer Operating LP, 7.125%(b),(c),(d)	1,800,000	1,539,000
Energy Ventures Gom LLC / EnVen Finance Corp, 11.000%, 02/15/2023 (144A)(b)	2,250,000	1,878,750
EP Energy LLC / Everest Acquisition Finance Inc, 9.375%, 05/01/2024 (144A)(b),(e)	2,350,000	24
Talos Production LLC / Talos Production Finance Inc, 11.000%, 04/03/2022(b)	2,500,000	2,325,000
Transocean Inc, 7.500%, 01/15/2026 (144A)(b)	2,200,000	1,199,000
Total Energy		7,091,774

Financial (8.89%)
Iron Mountain Inc, 4.875%, 09/15/2029 (144A)(b)	2,300,000	2,236,750
Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC, 8.250%, 10/15/2023(b)	2,650,000	2,504,250
Total Financial		4,741,000

Industrial (6.70%)
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC, 0.%, 01/15/2022(a),(b)	548,153	191,854
Huntington Ingalls Industries Inc, 4.200%, 05/01/2030 (144A)(b)	1,600,000	1,782,856
Scorpio Tankers Inc, 3.000%, 05/15/2022(b)	1,875,000	1,599,800
Total Industrial		3,574,510

Technology (6.14%)
Rackspace Hosting Inc, 8.625%, 11/15/2024 (144A)(b)	1,500,000	1,507,499
VMware Inc, 4.700%, 05/15/2030(b)	1,600,000	1,764,688
Total Technology		3,272,187

Utilities (9.66%)
Pacific Gas and Electric Co, 6.050%, 03/01/2034(b),(d)	3,500,000	4,173,749
Southern California Edison Co, 4.875%, 03/01/2049(b)	750,000	980,916
Total Utilities		5,154,665

Total Corporate Debt (Cost $54,964,481)		48,346,220

See accompanying notes to financial statements.

Shelton Tactical Credit Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) (Continued) June 30, 2020

Security Description/ Long Positions	Par Value	Value
Municipal Bonds (68.35%)

Development (13.18%)
California Pollution Control Financing Authority, 7.500%, 12/01/2039 (144A)	$1,000,000	$160,000
California Pollution Control Financing Authority, 7.500%, 12/01/2040 (144A)(b)	2,250,000	2,144,003
California Pollution Control Financing Authority, 8.000%, 07/01/2039 (144A)	5,050,000	2,714,375
Ohio Air Quality Development Authority, 5.000%, 07/01/2049 (144A)(b)	1,275,000	1,282,344
Port Beaumont Navigation District, 4.000%, 01/01/2050 (144A)(b)	375,000	357,503
Port Beaumont Navigation District, 6.000%, 01/01/2025 (144A)(b)	375,000	372,848
Total Development		7,031,073

General Obligation (26.10%)
Black Belt Energy Gas District, 4.000%, 10/01/2049(b)	565,000	651,490
State of California, 5.250%, 08/01/2032(b)	1,500,000	2,115,495
State of California, 0.080%, 05/01/2034	5,000,000	5,000,000
State of California, 5.000%, 11/01/2037(b)	800,000	997,744
State of California, 5.000%, 03/01/2034(b)	375,000	501,371
State of California, 5.000%, 03/01/2035(b)	375,000	499,301
State of California, 5.000%, 03/01/2036(b)	300,000	397,614
Central Plains Energy Project, 5.000%, 09/01/2042(b)	1,590,000	2,143,765
Main Street Natural Gas Inc, 4.000%, 03/01/2050(b)	565,000	648,716
Commonwealth of Massachusetts, 4.000%, 09/01/2037(b)	800,000	957,112
Puerto Rico Public Finance Corp, 5.500%, 08/01/2031(b)	400,000	6,360
Total General Obligation		13,918,968

Housing (4.03%)
California Municipal Finance Authority, 5.000%, 05/15/2051(b)	1,000,000	1,119,130
The Industrial Development Authority of the City of Phoenix, 5.000%, 07/01/2054(b)	1,000,000	1,030,690
Total Housing		2,149,820

Medical (13.69%)
California Health Facilities Financing Authority, 4.000%, 08/15/2050(b)	900,000	1,037,997
County of Cuyahoga OH, 5.500%, 02/15/2057(b)	760,000	848,510
Massachusetts Development Finance Agency, 5.000%, 07/01/2044(b)	1,765,000	1,948,878
New York State Dormitory Authority, 5.000%, 08/01/2035(b)	1,000,000	1,170,940
Oklahoma Development Finance Authority, 5.250%, 08/15/2048(b)	2,000,000	2,295,719
Total Medical		7,302,044

Multifamily Housing (2.71%)
California Community Housing Agency, 5.000%, 08/01/2049 (144A)(b)	$1,000,000	$1,070,760
California Community Housing Agency, 5.000%, 02/01/2050 (144A)(b)	350,000	375,886
Total Multifamily Housing		1,446,646

School District (3.91%)
Pierce & King Counties School District No 417 Fife/WA, 4.000%, 12/01/2038(b)	1,750,000	2,083,690

Tobacco Settlement (2.06%)
Tobacco Settlement Financing Corp, 5.000%, 06/01/2046(b)	1,000,000	1,097,080

Transportation (2.67%)
Texas Private Activity Bond Surface Transportation Corp, 7.000%, 12/31/2038(b)	500,000	572,945
Texas Private Activity Bond Surface Transportation Corp, 5.000%, 06/30/2058(b)	750,000	851,025
Total Transportation		1,423,970
Total Municipal Debt (Cost $39,604,465)		36,453,291

Term Loans (0.80%)

Pyxus International Loan, LIBOR + 10.25%, 12/17/20	446,009	423,259
Texas Competitive Electric Holdings Co, LLC Escrow, 11.500%, 5/24/20 (144A)	1,000,000	1,500
Total Term Loans (Cost $424,884)		424,759

	Contracts
Purchased Options - Puts (1.08%)

Counterparty/Reference Asset
Cantor Fitzgerald:
iShares iBoxx High Yield Corporate Bond ETF
Notional amount $31,200,000, premiums paid $571,995, unrealized depreciation $(143,995), exercise price $78.00, expires 8/21/20	4,000	428,000
iShares iBoxx High Yield Corporate Bond ETF
Notional amount $8,690,000, premiums paid $188,234, unrealized depreciation $(41,934), exercise price $79.00, expires 8/21/20	1,100	146,300
Total Purchased Options - Puts (Premiums paid $760,229, unrealized depreciation $(185,929))		574,300

See accompanying notes to financial statements.

Shelton Tactical Credit Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) (Continued) June 30, 2020

Security Description/ Long Positions	Par Value	Value
United States Treasury Bills (0.19%)
0.123%, 8/11/20 (Cost $99,983)	$100,000	$99,983
Total Long Positions (Cost $95,660,911)(f) (161.07%)		85,914,355
Liabilities in Excess of Other Assets (-61.07%)		(32,578,742)
Net Assets (100.00%)		53,335,612

Security Description/ Short Positions
Short Corporate Debt (-22.72%)

Basic Materials (-3.63%)
INEOS Group Holdings SA, 5.625%, 08/01/2024 (144A)	$(2,000,000)	(1,934,440)

Communications (-2.00%)
Netflix Inc, 4.875%, 04/15/2028	(1,000,000)	(1,069,270)

Consumer, Cyclical (-6.42%)
Carvana Co, 8.875%, 10/01/2023 (144A)	(1,500,000)	(1,504,230)
Royal Caribbean Cruises Ltd, 3.700%, 03/15/2028	(725,000)	(456,566)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 5.500%, 03/01/2025 (144A)	(1,600,000)	(1,464,000)
Total Consumer, Cyclical		(3,424,796)

Financial (-4.05%)
Navient Corp, 5.875%, 10/25/2024	(2,300,000)	(2,160,574)

Technology (-2.81%)
Presidio Holdings Inc, 8.250%, 02/01/2028 (144A)	(1,500,000)	(1,500,000)

Utilities (-3.81%)
Pacific Gas and Electric Co, 3.500%, 08/01/2050	(2,100,000)	(2,029,608)
Total Short Corporate Debt (Proceeds $12,580,112)(f)		$(12,118,688)

*	Non-income producing security.

(a)	Security is illiquid.

(b)	All or a portion of this security has been segregated as collateral.

(c)	Perpetual security, maturity date not applicable.

(d)	Variable rate security.

(e)	Defaulted security.

(f)	Aggregate cost for federal income tax purpose is $84,215,187

At June 30, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,351,120
Unrealized depreciation	(12,770,640)
Net unrealized depreciation	$(10,419,520)

Written Options - Puts	Contracts	Value
Counterparty/Reference Asset
Cantor Fitzgerald:
iShares iBoxx High Yield Corporate Bond ETF
Notional amount $29,200,000, premiums received $240,039, unrealized appreciation $90,039, exercise price $73.00, expires 8/21/20	(4,000)	$(150,000)
iShares iBoxx High Yield Corporate Bond ETF
Notional amount $8,140,000, premiums received $98,660, unrealized appreciation $49,710, exercise price $74.00, expires 8/21/20	(1,100)	(48,950)
Total Written Options - Puts (Premiums received $338,700, unrealized depreciation $139,750)		$(198,950)

Futures contracts at June 30, 2020:

Contracts / delivery month / commitment / exchange

	Notional Amount	Value	Unrealized Appreciation
US 10YR NOTE CBT
25 / MAR 2020 / Short / CME	$(6,931,641)	$(6,958,600)	$(26,959)

US LONG BOND CBT
25 / MAR 2020 / Short / CME	$(2,659,102)	$(2,678,445)	$(19,343)

US 10YR ULTRA
25 / MAR 2020 / Short / CME	$(3,130,313)	$(3,149,680)	$(19,368)

Total	$(12,721,055)	$(12,786,725)	$(65,670)

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended June 30, 2020 is $31,729,998, which represents 59.5% of net assets.

See accompanying notes to financial statements.

Statements of Assets and Liabilities (Unaudited) June 30, 2020

	Shelton BDC Income Fund	Shelton Real Estate Income Fund	Shelton International Select Equity Fund	Shelton Tactical Credit Fund
Assets
Investments in securities
Cost of investments	$4,806,899	$4,107,962	$78,135,074	$95,073,162
Cost of purchased options	—	—	—	760,229
Market value of investments (Note 1)	3,810,299	4,277,694	82,717,624	85,340,055
Market value of purchased options (Note 1)	—	—	—	574,300
Cash	70,304	25,312	3,840,584	103,401
Variation margin receivable	—	—	—	19,845
Interest receivable	—	—	—	1,486,623
Dividend receivable	44,205	21,480	56,394	—
Reclaim receivable	—	—	267,704	—
Receivable from investment advisor	3,416	3,419	2,519	11,846
Receivable for fund shares sold	83,836	23,774	476,812	1,129,031
Prepaid expenses	2,059	1,001	22,547	11,799
Total assets	$4,014,119	$4,352,680	$87,384,184	$88,676,900

Liabilities
Payables and other liabilites
Short positions, at value (proceeds $12,580,112)	—	—	—	12,118,688
Written options, at value (proceeds $338,700)	—	—	—	198,950
Due to broker	—	—	—	20,270,230
Interest payable	—	—	—	209,559
Payable for fund shares repurchased	10,493	413	209,091	518,663
Payable to investment advisor	—	—	65,140	56,284
Distributions payable	160,897	27,983	263,510	765,658
Payable for securities purchased	—	—	—	1,122,188
Extraordinary Expense	—	—	915	—
Dividend tax payable	—	—	2,274	—
Accrued 12b-1 fees	138	28	4,520	7,854
Accrued administration fees	310	336	6,248	4,811
Accrued audit fees	10,239	10,089	42,558	59,306
Accrued CCO fees	321	81	25,223	1,110
Accrued custody fees	51	178	9,407	—
Accrued expenses	242	225	8,977	3,862
Accrued fund Accounting fees	657	809	4,617	1,552
Accrued printing fees	988	669	—	—
Accrued registration fees	7,513	4,929	251	—
Accrued shareholder servicing fees	—	—	252	—
Accrued transfer agent fees	1,038	394	8,240	1,908
Accrued trustee fees	1,016	965	1,428	665
Total liabilities	193,903	47,099	652,651	35,341,288

Net assets	$3,820,216	$4,305,581	$86,731,533	$53,335,612

Net assets at June 30, 2020 consist of
Paid-in capital	9,325,556	4,507,133	134,676,735	63,730,714
Distributable earnings/(loss)	(5,505,340)	(201,552)	(47,945,202)	(10,395,102)
Total net assets	$3,820,216	$4,305,581	$86,731,533	$53,335,612

Net assets
Institutional Shares	$169,822	$390,842	$77,018,340	$40,728,090
Investor Shares	$3,650,394	$3,914,739	$9,713,193	$12,607,522

Shares outstanding
Institutional Shares (no par value, unlimited shares authorized)	27,097	49,209	3,698,594	4,284,814
Investor Shares (no par value, unlimited shares authorized)	577,596	482,640	468,915	1,197,996

Net asset value per share
Direct or Institutional Shares	$6.27	$7.94	$20.82	$9.73
Investor Shares	$6.32	$8.11	$20.71	$9.74

See accompanying notes to financial statements.

Statements of Operations (Unaudited) For the Six Months Ended June 30, 2020

	Shelton BDC Income Fund	Shelton Real Estate Income Fund	Shelton International Select Equity Fund	Shelton Tactical Credit Fund
Investment income
Interest income	$—	$—	$32,387	$2,427,541
Dividend income (net of foreign tax witheld: $—, $61, $77,845 and $— respectively)	291,438	92,945	545,991	26
Total	$291,438	$92,945	$578,378	$2,427,567

Expenses
Interest on short positions	$—	$—	$—	$409,964
Management fees (Note 2)	21,175	18,979	211,231	413,302
Administration fees (Note 2)	2,054	2,053	28,545	35,325
Transfer agent fees	4,427	2,810	10,527	10,125
Accounting services	11,368	10,471	20,817	27,299
Custodian fees	273	385	16,259	5,879
Legal and audit fees	3,792	3,753	16,520	17,416
CCO fees (Note 2)	372	365	4,389	5,208
Trustees fees	3,420	3,368	3,459	3,070
Insurance	140	142	1,723	1,896
Printing	8,421	6,610	11,699	11,988
Registration and dues	10,627	7,940	4,753	4,762
12b-1 fees Investor Shares (Note 2)	5,565	5,436	6,788	20,521
Total expenses	$71,634	$62,312	$336,710	$966,755
Less reimbursement from manager (Note 2)	(36,386)	(29,283)	(42,197)	(41,565)
Net expenses	$35,247	$33,029	$294,511	$925,188
Net investment income	$256,191	$59,916	$283,867	$1,502,379

Realized and unrealized gain (loss) on investments
Net realized gain/(loss) from security transactions	$(537,090)	$(231,741)	$(169,781)	$843,575
Net realized gain/(loss) from futures contracts	—	—	—	(1,724,111)
Net realized gain/(loss) from purchased options contracts	—	—	—	(166,219)
Net realized gain/(loss) from written options contracts	—	—	—	17,188
Total Net Realized gain/(loss)	(537,090)	(231,741)	(169,781)	(1,029,568)

Change in unrealized appreciation/(depreciation) of investments	(1,348,743)	(796,698)	(4,248,283)	(6,834,853)
Change in unrealized appreciation/(depreciation) of futures	—	—	—	(467,271)
Change in unrealized appreciation/(depreciation) of options	—	—	—	(185,929)
Change in unrealized appreciation/(depreciation) of written options	—	—	—	139,750
Net realized and unrealized gain/(loss) on investments	$(1,885,833)	$(1,028,439)	$(4,418,064)	$(8,377,871)
Net increase/(decrease) in net assets resulting from operations	$(1,629,642)	$(968,523)	$(4,134,197)	$(6,875,492)

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Shelton BDC Income Fund		Shelton Real Estate Income Fund
	Period Ended June 30, 2020	Year Ended December 31, 2019	Period Ended June 30, 2020	Year Ended December 31, 2019
Operations
Net investment income/(loss)	$256,191	$545,542	$59,916	$119,888
Net realized gain/(loss) on investments and foreign currency transactions	(537,090)	(376,713)	(231,741)	336,048
Change in unrealized appreciation/(depreciation) of investments	(1,348,743)	1,787,290	(796,698)	922,133
Net increase/(decrease) in net assets resulting from operations	(1,629,642)	1,956,119	(968,523)	1,378,069

Distributions to shareholders
Distributions
Institutional Shares	(12,611)	(41,710)	(2,675)	(7,086)
Investor Shares	(243,759)	(503,832)	(25,308)	(112,820)
Distributions from return of capital
Institutional shares	—	(4,837)	—	(1,850)
Investor shares	—	(58,425)	—	(29,450)
Total Distributions	(256,370)	(608,804)	(27,983)	(151,206)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(676,998)	(4,567,479)	(447,331)	(823,064)
Total increase/(decrease)	(2,563,010)	(3,220,164)	(1,443,837)	403,799

Net assets
Beginning of year	6,383,226	9,603,390	5,749,418	5,345,619
End of year	$3,820,216	$6,383,226	$4,305,581	$5,749,418

	Shelton International Select Equity Fund
	Period Ended June 30, 2020	Year Ended December 31, 2019
Operations
Net investment income/(loss)	$283,867	$827,005
Net realized gain/(loss) on investments and foreign currency transactions	(169,781)	2,568,377
Change in unrealized appreciation/(depreciation) of investments	(4,248,283)	7,543,988
Net increase/(decrease) in net assets resulting from operations	(4,134,197)	10,939,370

Distributions to shareholders
Distributions
Institutional Shares	(244,266)	(1,148,286)
Investor Shares	(19,243)	(105,591)
Distributions from return of capital
Institutional shares	—	—
Investor shares	—	—
Total Distributions	(263,509)	(1,253,877)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	30,357,855	3,757,813
Total increase/(decrease)	25,960,149	13,443,306

Net assets
Beginning of year	60,771,384	47,328,078
End of year	$86,731,533	$60,771,384

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Tactical Credit Fund
	Period Ended June 30, 2020	Period Ended December 31, 2019	Year Ended October 31, 2019
Operations
Net investment income/(loss)	$1,502,379	$385,874	$870,458
Net realized gain/(loss) on investments and foreign currency transactions	843,575	747,280	799,792
Net realized gain/(loss) from futures contracts	(1,724,111)	(106,533)	(328)
Net realized gain/(loss) from options contracts	(166,219)	N/A	N/A
Net realized gain/(loss) from written options contracts	17,188	N/A	N/A
Change in unrealized appreciation/(depreciation) of investments	(6,834,853)	(1,148,141)	(1,577,174)
Change in unrealized appreciation/(depreciation) of futures	(467,271)	615,273	(213,672)
Change in unrealized appreciation/(depreciation) of options	(185,929)	N/A	N/A
Change in unrealized appreciation/(depreciation) of written options	139,750	N/A	N/A
Net increase/(decrease) in net assets resulting from operations	(6,875,492)	493,753	(120,924)

Distributions to shareholders
Distributions
Institutional Shares	(1,170,075)	(292,295)	(2,878,902)
Investor Shares	(333,777)	(67,511)	(454,044)
Total Distributions	(1,503,852)	(359,806)	(3,332,946)

Capital share transactions
Increase/(Decrease) in net assets resulting from capital share transactions	(28,639,600)	(8,126,075)	23,561,055
Total increase/(decrease)	(37,018,943)	(7,992,128)	20,107,185

Net assets
Beginning of year	90,354,555	98,346,683	78,239,498
End of year	$53,335,612	$90,354,555	$98,346,683

Shelton BDC Income Fund	Institutional Shares
	Period Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Shares sold	14,520	$102,562	24,691	$216,227
Shares issued in reinvestment of distributions	592	3,261	851	7,406
Shares repurchased	(22,164)	(160,272)	(142,820)	(1,232,327)
Net increase/(decrease)	(7,052)	$(54,449)	(117,278)	$(1,008,694)

	Investor Shares
	Period Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Shares sold	7,400	$48,266	88,209	$776,549
Shares issued in reinvestment of distributions	22,137	129,756	32,944	289,603
Shares repurchased	(121,440)	(800,571)	(527,895)	(4,624,937)
Net increase/(decrease)	(91,903)	$(622,549)	(406,742)	$(3,558,785)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

Shelton Real Estate Income Fund	Institutional Shares
	Period Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Shares sold	2,858	$23,564	54,678	$494,939
Shares issued in reinvestment of distributions	337	2,675	933	8,936
Shares repurchased	(673)	(6,591)	(9,701)	(89,714)
Net increase/(decrease)	2,522	$19,648	45,910	$414,161

	Investor Shares
	Period Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Shares sold	2,081	$16,758	8,037	$74,631
Shares issued in reinvestment of distributions	2,445	19,832	11,921	114,781
Shares repurchased	(61,393)	(503,569)	(154,745)	(1,426,637)
Net increase/(decrease)	(56,867)	$(466,979)	(134,787)	$(1,237,225)

Shelton International Select Equity Fund	Institutional Shares
	Period Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Shares sold	1,237,581	$23,072,170	990,258	$20,692,034
Shares issued in reinvestment of distributions	11,510	239,648	51,054	1,116,971
Shares gained with reorganization (Note 5)	1,027,306	21,305,921	N/A	N/A
Shares repurchased	(1,103,426)	(19,275,811)	(773,407)	(16,222,839)
Net increase/(decrease)	1,172,994	$25,341,928	267,905	$5,586,166

	Investor Shares
	Period Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Shares sold	213,349	$4,594,217	83,348	$1,720,494
Shares issued in reinvestment of distributions	872	18,055	4,449	96,860
Shares gained with reorganization (Note 5)	94,062	1,938,316	N/A	N/A
Shares repurchased	(74,569)	(1,534,661)	(175,455)	(3,645,707)
Net increase/(decrease)	233,714	$5,015,927	(87,658)	$(1,828,353)

Shelton Tactical Credit Fund	Institutional Shares
	Period Ended June 30, 2020		Period Ended December 31, 2019		Year Ended October 31, 2019
	Shares	Value	Shares	Value	Shares	Value
Shares sold	557,278	$5,619,402	387,398	$4,077,277	2,106,451	$22,539,110
Shares issued in reinvestment of distributions	123,888	1,156,266	27,137	286,297	269,855	2,862,678
Shares gained with reorganization (Note 5)	N/A	N/A	N/A	N/A	1,323,638	14,151,144
Shares repurchased	(3,021,110)	(28,929,210)	(1,138,124)	(11,990,560)	(2,386,026)	(25,533,586)
Net increase/(decrease)	(2,339,944)	$(22,153,542)	(723,589)	$(7,626,986)	1,313,918	$14,019,346

	Investor Shares
	Period Ended June 30, 2020		Period Ended December 31, 2019		Year Ended October 31, 2019
	Shares	Value	Shares	Value	Shares	Value
Shares sold	239,365	$2,507,659	44,923	$473,013	788,699	$8,416,077
Shares issued in reinvestment of distributions	34,081	319,039	5,985	63,139	42,617	451,523
Shares gained with reorganization (Note 5)	N/A	N/A	N/A	N/A	904,245	9,662,403
Shares repurchased	(1,015,719)	(9,312,756)	(98,301)	(1,035,241)	(846,542)	(8,988,294)
Net increase/(decrease)	(742,273)	$(6,486,058)	(47,393)	$(499,089)	889,019	$9,541,709

See accompanying notes to financial statements.

Shelton Tactical Credit Fund Statement of Cash Flows (Unaudited) For the Period Ended June 30, 2020

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$(6,875,492)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term portfolio investments	(165,316,485)
Sales of long-term portfolio investments	167,838,131
Proceeds from securities sold short	16,384,230
Cover short securities	(18,442,738)
Sales/(Purchases) of short-term investments, net	327,157
Decrease/(Increase) in dividends and interest receivable	97,698
Decrease/(Increase) in due from advisor	5,470
Decrease/(Increase) in prepaid expenses	(9,902)
Increase/(Decrease) in advisory fees	41,280
Increase/(Decrease) in short dividends and interest payable	30,492
Increase/(Decrease) in accrued expenses	3,398
Net amortization on investments	(38,989)
Net realized loss/(gain) on investments	(1,029,568)
Net change in unrealized appreciation/depreciation	7,348,303
Net cash provided by operating activities	362,986
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	8,841,562
Cost of shares redeemed	(38,241,966)
Dividends paid to shareholders, net of reinvestments	(28,547)
Net cash used for financing activities	(29,428,951)

Net increase in cash	(29,065,965)

Cash and cash equivalents:
Beginning cash balance	3,667
Beginning cash held at broker	8,895,469
Total beginning cash and cash equvialents	8,899,136

Ending cash balance	103,401
Ending cash held at/(due to) broker	(20,270,230)
Total ending cash and cash equivalents	$(20,166,829)

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period

Shelton BDC Income Fund	Institutional Shares							Formerly AR Capital BDC Income Fund
	Period Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Period Ended December 31, 2016(a)(b)		Year Ended March 31, 2016(c)		Period Ended March 31, 2015(c)(d)
Net asset value, beginning of year	$8.96		$7.75	$8.92	$9.11	$8.40		$9.65		$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(e)	0.35		0.52	0.71	0.59	0.44		0.80		1.55
Net gain/(loss) on securities (both realized and unrealized)	(2.47)		1.41	(1.10)	(0.22)	0.72		(1.36)		(1.40)
Total from investment operations	(2.12)		1.93	(0.39)	0.37	1.16		(0.56)		0.15
LESS DISTRIBUTIONS
Dividends from net investment income	(0.57)		(0.65)	(0.78)	(0.56)	(0.45)		(0.69)		(0.50)
Distributions from return of capital	—		(0.07)	—	—	—		—		—
Total distributions	(0.57)		(0.72)	(0.78)	(0.56)	(0.45)		(0.69)		(0.50)
Net asset value, end of year	$6.27		$8.96	$7.75	$8.92	$9.11		$8.40		$9.65

Total return	(25.13)%		25.32%	(4.80)%	3.94%	14.07	%(f)	(5.76	)%(g)	1.59	%(g)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$170		$306	$1,173	$1,610	$420		$443		$106
Ratio of expenses to average net assets:(h)
Before expense reimbursements	2.15	%(i)	1.95%	1.78%	1.78%	2.53	%(i)	2.47%		10.23	%(i)
After expense reimbursements	1.25	%(i)	1.27%	1.26%	1.25%	1.24	%(i)	1.25%		1.25	%(i)
Ratio of net investment income/(loss) to average net assets(j)								9.30%		17.58	%(i)
Before expense reimbursements	9.04	%(i)	5.35%	7.56%	5.82%	5.26	%(i)
After expense reimbursements	9.94	%(i)	6.04%	8.08%	6.34%	6.55	%(i)
Portfolio turnover	17%		37%	30%	118%	38	%(f)	166%		33	%(f)

(a)	For the nine months ended December 31, 2016.
(b)	Following the acquisition on November 4, 2016, advisor class and class A were renamed Institutional and Investor Class.
(c)	Audited by other independent registered public accounting firm.
(d)	The inception date of Shelton BDC Income Fund is April 22, 2014; the commencement of operations and start of performance for Institutional Class and Investor Class is May 2, 2014.
(e)	Calculated based upon average shares outstanding.
(f)	Not annualized
(g)

Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower. Returns are not annualized

(h)	Does not include expenses of investment companies in which the Fund invests.
(i)	Annualized
(j)	Recognition of net investment income by the Fund is affected by the timing in which the Fund invests. The ratio does not include the net income of the investment companies in which the Fund invests.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton BDC Income Fund	Investor Shares							Formerly AR Capital BDC Income Fund
	Period Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Period Ended December 31, 2016(a)(b)		Year Ended March 31, 2016(c)		Period Ended March 31, 2015(c)(d)
Net asset value, beginning of year	$9.08		$7.83	$9.01	$9.21	$8.51		$9.66		$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(e)	0.39		0.60	0.68	0.54	0.44		0.70		0.77
Net gain/(loss) on securities (both realized and unrealized)	(2.57)		1.34	(1.11)	(0.19)	0.71		(1.17)		(0.62)
Total from investment operations	(2.18)		1.94	(0.43)	0.35	1.15		(0.47)		0.15
LESS DISTRIBUTIONS
Dividends from net investment income	(0.58)		(0.62)	(0.75)	(0.55)	(0.45)		(0.68)		(0.49)
Distributions from return of capital	—		(0.07)	—	—	—		—		—
Total distributions	(0.58)		(0.69)	(0.75)	(0.55)	(0.45)		(0.68)		(0.49)
Net asset value, end of year	$6.32		$9.08	$7.83	$9.01	$9.21		$8.51		$9.66

Total return	(25.28)%		25.31%	(5.13)%	3.73%	13.74	%(f)	(4.83	)%(g)	1.56	%(g)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$3,650		$6,077	$8,430	$13,486	$13,614		$12,853		$11,658
Ratio of expenses to average net assets:(h)
Before expense reimbursements	2.40	%(i)	2.25%	2.03%	2.04%	2.82	%(i)	2.66%		7.61	%(i)
After expense reimbursements	1.50	%(i)	1.52%	1.51%	1.50%	1.50	%(i)	1.45%		1.50	%(i)
Ratio of net investment income/(loss) to average net assets(j)								7.89%		8.94	%(i)
Before expense reimbursements	10.02	%(i)	6.10%	7.13%	5.21%	5.16	%(i)
After expense reimbursements	10.92	%(i)	6.83%	7.65%	5.73%	6.48	%(i)
Portfolio turnover	17%		37%	30%	118%	38	%(f)	166%		33	%(f)

(a)	For the nine months ended December 31, 2016.
(b)	Following the acquisition on November 4, 2016, advisor class and class A were renamed Institutional and Investor Class.
(c)	Audited by other independent registered public accounting firm.
(d)	The inception date of Shelton BDC Income Fund is April 22, 2014; the commencement of operations and start of performance for Institutional Class and Investor Class is May 2, 2014.
(e)	Calculated based upon average shares outstanding.
(f)	Not annualized
(g)

Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower. Returns are not annualized

(h)	Does not include expenses of investment companies in which the Fund invests.
(i)	Annualized
(j)	Recognition of net investment income by the Fund is affected by the timing in which the Fund invests. The ratio does not include the net income of the investment companies in which the Fund invests.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton Real Estate Income Fund	Institutional Shares(a)							Formerly AR Capital Real Estate Income Fund
	Period Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Period Ended December 31, 2016(b)		Year Ended March 31, 2016(c)		Year Ended March 31, 2015(c)
Net asset value, beginning of year	$9.61		$7.72	$8.64	$8.82	$10.65		$11.40		$10.22
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(d)	0.12		0.26	0.19	0.28	0.23		0.26		0.27
Net gain/(loss) on securities (both realized and unrealized)	(1.65)		1.87	(0.72)	0.07	0.07		0.02	(e)	1.58	(e)
Total from investment operations	(1.53)		2.13	(0.53)	0.35	0.30		0.28		1.85
LESS DISTRIBUTIONS
Dividends from net investment income	(0.14)		(0.19)	(0.23)	(0.53)	(0.38)		(0.48)		(0.60)
Distributions from return of capital	—		(0.05)	(0.14)	—	(0.18)		—		—
Distributions from capital gains	—		—	(0.02)	—	(1.57)		(0.55)		(0.07)
Total distributions	(0.14)		(0.24)	(0.39)	(0.53)	(2.13)		(1.03)		(0.67)
Net asset value, end of year	$7.94		$9.61	$7.72	$8.64	$8.82		$10.65		$11.40

Total return	(16.81)%		27.61%	(6.38)%	3.98%	3.15	%(f)	2.90	%(g)	18.71	%(g)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$391		$449	$6	$131	$908		$703		$15,295
Ratio of expenses to average net assets:
Before expense reimbursements	1.95	%(h)	1.89%	2.02%	2.10%	2.49	%(h)	2.01%		2.21%
After expense reimbursements	1.15	%(h)	1.17%	1.16%	1.17%	1.14	%(h)	1.15%		1.15%
Ratio of net investment income/(loss) to average net assets								2.40%		2.54%
Before expense reimbursements	2.02	%(h)	2.10%	1.61%	2.20%	1.61	%(h)
After expense reimbursements	2.82	%(h)	2.82%	2.26%	3.13%	1.34	%(h)
Portfolio turnover	3%		32%	38%	41%	137	%(f)	99%		104%

(a)	Following the acquisition on November 4, 2016, advisor class and class A were renamed Institutional and Investor Class.
(b)	For the nine months ended December 31, 2016.
(c)	Audited by other independent registered public accounting firm.
(d)	Calculated based upon average shares outstanding.
(e)

Net realized and unrealized gain on investments per share does not correlate within the financial highlights for the period ended March 31, 2016, due to the timing of shareholder subscriptions and redemptions.

(f)	Not annualized
(g)

Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower. Returns are not annualized.

(h)	Annualized

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton Real Estate Income Fund	Investor Shares(a)							Formerly AR Capital Real Estate Income Fund
	Period Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Period Ended December 31, 2016(b)		Year Ended March 31, 2016(c)		Year Ended March 31, 2015(c)
Net asset value, beginning of year	$9.82		$7.92	$8.88	$8.85	$10.66		$11.40		$10.21
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(d)	0.11		0.19	0.23	0.31	0.21		0.30		0.26
Net gain/(loss) on securities (both realized and unrealized)	(1.69)		1.96	(0.79)	0.01	0.07		(0.03)		1.57
Total from investment operations	(1.58)		2.15	(0.56)	0.32	0.28		0.27		1.83
LESS DISTRIBUTIONS
Dividends from net investment income	(0.13)		(0.20)	(0.24)	(0.29)	(0.35)		(0.46)		(0.57)
Distributions from return of capital	—		(0.05)	(0.14)	—	(0.17)		—		—
Distributions from capital gains	—		—	(0.02)	—	(1.57)		(0.55)		(0.07)
Total distributions	(0.13)		(0.25)	(0.40)	(0.29)	(2.09)		(1.01)		(0.64)
Net asset value, end of year	$8.11		$9.82	$7.92	$8.88	$8.85		$10.66		$11.40

Total return	(16.88)%		27.20%	(6.55)%	3.72%	3.02	%(e)	2.79	%(f)	18.47	%(f)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$3,915		$5,301	$5,340	$9,916	$14,898		$11,396		$20,677
Ratio of expenses to average net assets:
Before expense reimbursements	2.20	%(g)	2.27%	2.27%	2.35%	2.72	%(g)	2.22%		2.46%
After expense reimbursements	1.40	%(g)	1.42%	1.41%	1.42%	1.39	%(g)	1.36%		1.40%
Ratio of net investment income/(loss) to average net assets								2.75%		2.41%
Before expense reimbursements	1.70	%(g)	1.17%	1.92%	2.53%	1.41	%(g)
After expense reimbursements	2.50	%(g)	2.02%	2.78%	3.46%	2.74	%(g)
Portfolio turnover	3%		32%	38%	41%	137	%(e)	99%		104%

(a)	Following the acquisition on November 4, 2016, advisor class and class A were renamed Institutional and Investor Class.
(b)	For the nine months ended December 31, 2016.
(c)	Audited by other independent registered public accounting firm.
(d)	Calculated based upon average shares outstanding.
(e)	Not annualized
(f)

Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower. Returns are not annualized.

(g)	Annualized

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton International Select Equity Fund Institutional Shares(a)	Period Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Period Ended December 31, 2017(b)	Year Ended April 30, 2017		Year Ended April 30, 2016(c)		Year Ended April 30, 2015(c)
Net asset value, beginning of year	$22.02		$18.35	$21.34	$18.03	$15.90		$21.20		$23.53
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(d)	0.10		0.29	0.19	0.10	0.22		0.25		0.24
Net gain/(loss) on securities (both realized and unrealized)	(0.79)		3.84	(2.97)	3.61	2.13		(5.01)		(2.36)
Total from investment operations	(0.69)		4.13	(2.78)	3.71	2.35		(4.76)		(2.12)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.51)		(0.46)	(0.21)	(0.39)	(0.22)		(0.54)		(0.21)
Distributions from return of capital	—		—	—	(0.01)	—		—		—
Distributions from capital gains	—		—	—	—	—		—		—
Total distributions	(0.51)		(0.46)	(0.21)	(0.40)	(0.22)		(0.54)		(0.21)
Redemption Fees	—		—	—	—	—		—		—	(e)
Net asset value, end of year	$20.82		$22.02	$18.35	$21.34	$18.03		$15.90		$21.20

Total return	(5.03)%		22.53%	(13.17)%	20.74%	14.89	%(f)	(22.36	)%(f)	(8.94	)%(f)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$77,018		$55,619	$41,424	$42,824	$38,737		$44,133		$369,610
Ratio of expenses to average net assets:
Before expense reimbursements	1.15	%(g)	1.12%	1.36%	1.32%	1.76	%(h)	1.28	%(h)	1.20	%(h)
After expense reimbursements	1.00	%(g)	1.01%	1.17%	0.99%	0.99%		1.23%		1.20%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.85	%(g)	1.28%	0.73%	0.41%
After expense reimbursements	1.00	%(g)	1.40%	0.92%	0.74%	1.32%		1.36%		1.11%
Portfolio turnover	35%		49%	65%	24%	41%		40%		8%

(a)	As of July 28, 2017 Class A shares and I shares were renamed to Investor shares and Institutional shares, respectively.
(b)	For the eight month period ended December 31, 2017.
(c)	Audited by other independent registered public accounting firm.
(d)	Calculated based upon average shares outstanding.
(e)	Amount is less than $0.005 per share.
(f)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. For Investor Shares (Formerly Class A Shares), total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.

(g)	Annualized.
(h)	During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton International Select Equity Fund Investor Shares(a)	Period Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Period Ended December 31, 2017(b)	Year Ended April 30, 2017		Year Ended April 30, 2016(c)		Year Ended April 30, 2015(c)
Net asset value, beginning of year	$21.91		$18.29	$21.30	$18.02	$15.88		$21.16		$23.48
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(d)	0.08		0.24	0.11	0.08	0.17		0.19		0.17
Net gain/(loss) on securities (both realized and unrealized)	(0.81)		3.83	(2.94)	3.60	2.13		(4.97)		(2.34)
Total from investment operations	(0.73)		4.07	(2.83)	3.68	2.30		(4.78)		(2.17)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.47)		(0.45)	(0.18)	(0.39)	(0.16)		(0.50)		(0.15)
Distributions from return of capital	—		—	—	(0.01)	—		—		—
Distributions from capital gains	—		—	—	—	—		—		—
Total distributions	(0.47)		(0.45)	(0.18)	(0.40)	(0.16)		(0.50)		(0.15)
Redemption Fees	—		—	—	—	—		—		—	(e)
Net asset value, end of year	$20.71		$21.91	$18.29	$21.30	$18.02		$15.88		$21.16

Total return	(5.24)%		22.25%	(13.41)%	20.53%	14.55	%(f)	(22.51	)%(f)	(9.18	)%(f)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$9,713		$5,152	$5,904	$3,785	$4,488		$8,488		$31,583
Ratio of expenses to average net assets:
Before expense reimbursements	1.40	%(g)	1.38%	1.56%	1.59%	2.02	%(h)	1.53	%(h)	1.45	%(h)
After expense reimbursements	1.25	%(g)	1.26%	1.38%	1.24%	1.24%		1.48%		1.45%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.62	%(g)	1.06%	0.33%	0.23%
After expense reimbursements	0.77	%(g)	1.17%	0.51%	0.58%	1.06%		1.11%		0.75%
Portfolio turnover	35%		49%	65%	24%	41%		40%		8%

(a)	As of July 28, 2017 Class A shares and I shares were renamed to Investor shares and Institutional shares, respectively.
(b)	For the eight month period ended December 31, 2017.
(c)	Audited by other independent registered public accounting firm.
(d)	Calculated based upon average shares outstanding.
(e)	Amount is less than $0.005 per share.
(f)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. For Investor Shares (Formerly Class A Shares), total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.

(g)	Annualized.
(h)	During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton Tactical Credit Fund Institutional Shares(a)	Period Ended June 30, 2020 (Unaudited)		For the Period November 1, 2019 through December 31, 2019		Year Ended October 31, 2019		Year Ended October 31, 2018		For the Period December 1, 2016 through October 31, 2017(a)		Year Ended November 30, 2016		Year Ended November 30, 2015
Net asset value, beginning of year	$10.55		$10.53		$10.97		$10.75		$10.68		$10.48		$10.93
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.06		0.04		0.12		0.17		0.22		0.25		0.26
Net gain/(loss) on securities (both realized and unrealized)	(0.58)		0.02		(0.09)		0.38		0.27		0.21		(0.45)
Total from investment operations	(0.52)		0.06		0.03		0.55		0.49		0.46		(0.19)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.29)		(0.04)		(0.36)		(0.29)		(0.28)		(0.26)		(0.26)
Distributions from capital gains	—		—		(0.11)		(0.04)		(0.14)		—		—
Total distributions	(0.29)		(0.04)		(0.47)		(0.33)		(0.42)		(0.26)		(0.26)
Redemption fees(b)	—		—		—		—	(c)	—	(c)	—	(c)	—	(c)
Net asset value, end of year	$9.74		$10.55		$10.53		$10.97		$10.75		$10.68		$10.48

Total return	(5.34)%		0.60	%(d)	0.37%		5.20%		4.63	%(d)	4.41%		(1.80)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$40,728		$69,877		$77,405		$66,195		$67,084		$57,555		$44,465
Ratio of expenses to average net assets:
Before expense reimbursements	2.67	%(e),(f)	2.54	%(e),(f)	2.25	%(g)	5.18	%(g)	4.35	%(f),(g)	4.26	%(g)	3.83	%(g)
After expense reimbursements	2.55	%(e),(f)	2.43	%(e),(f)	2.14	%(g)	4.95	%(g)	4.15	%(f),(g)	3.93	%(g)	3.47	%(g)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	4.18	%(f)	2.34	%(f)	1.00%		1.38%		2.03	%(f)	2.02%		2.11%
After expense reimbursements	4.30	%(f)	2.45	%(f)	1.11%		1.61%		2.23	%(f)	2.35%		2.47%
Portfolio turnover	169%		20	%(d)	116%		63%		69	%(d)	70%		64%

(a)	Fiscal year end changed from November 30 to October 31.
(b)	Based on average shares outstanding for the period.
(c)	Amount less than $0.01 per share.
(d)	Not annualized.
(e)

If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.16% for the period ended June 30, 2020 and 1.03% for the period ended December 31, 2019.

(f)	Annualized.
(g)

If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.66% for the year ended October 31, 2019, 3.56% for the year ended October 31, 2018, 2.76% for the period December 1, 2016 through October 31, 2017, and by 2.54%, 2.08%, and 1.44% for the periods ended November 30, respectively.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton Tactical Credit Fund Investor Shares(a)	Period Ended June 30, 2020 (Unaudited)		For the Period November 1, 2019 through December 31, 2019		Year Ended October 31, 2019		Year Ended October 31, 2018		For the Period December 1, 2016 through October 31, 2017(a)		Year Ended November 30, 2016		Year Ended November 30, 2015
Net asset value, beginning of year	$10.55		$10.54		$10.96		$10.74		$10.68		$10.48		$10.93
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.71		0.04		0.08		0.15		0.20		0.23		0.24
Net gain/(loss) on securities (both realized and unrealized)	(1.27)		—		(0.06)		0.37		0.25		0.21		(0.46)
Total from investment operations	(0.56)		0.04		0.02		0.52		0.45		0.44		(0.22)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.26)		(0.03)		(0.33)		(0.26)		(0.25)		(0.24)		(0.23)
Distributions from capital gains	—		—		(0.11)		(0.04)		(0.14)		—		—
Total distributions	(0.26)		(0.03)		(0.44)		(0.30)		(0.39)		(0.24)		(0.23)
Redemption fees(c)	—		—		—		—	(c)	—	(c)	—	(c)	—	(c)
Net asset value, end of year	$9.73		$10.55		$10.54		$10.96		$10.74		$10.68		$10.48

Total return	(5.42)%		0.43	%(d)	0.22%		4.93%		4.28	%(d)	4.17%		(2.04)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$12,608		$20,478		$20,942		$12,044		$22,964		$18,206		$5,627
Ratio of expenses to average net assets:
Before expense reimbursements	2.92	%(e),(f)	2.90	%(e),(f)	2.64	%(g)	5.43	%(g)	4.60	%(f),(g)	4.51	%(g)	4.08	%(g)
After expense reimbursements	2.80	%(e),(f)	2.68	%(e),(f)	2.58	%(g)	5.20	%(g)	4.40	%(f),(g)	4.18	%(g)	3.72	%(g)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	3.94	%(f)	1.99	%(f)	0.70%		1.13%		1.78	%(f)	1.77%		1.86%
After expense reimbursements	4.06	%(f)	2.21	%(f)	0.76%		1.36%		1.98	%(f)	2.10%		2.22%
Portfolio turnover	169%		20	%(d)	116%		63%		69	%(d)	70%		64%

(a)	Fiscal year end changed from November 30 to October 31.
(b)	Based on average shares outstanding for the period.
(c)	Amount less than $0.01 per share.
(d)	Not annualized.
(e)

If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.16% for the period ended June 30, 2020 and 1.03% for the period ended December 31, 2019.

(f)	Annualized.
(g)

If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.66% for the year ended October 31, 2019, 3.56% for the year ended October 31, 2018, 2.76% for the period December 1, 2016 through October 31, 2017, and by 2.54%, 2.08%, and 1.44% for the periods ended November 30, respectively.

See accompanying notes to financial statements.

SCM Trust	Notes to Financial Statements (Unaudited)	June 30, 2020

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SCM Trust (the “Trust”), a Massachusetts business trust formed in July 1988 is registered as an investment company under the Investment Company Act of 1940, as amended. As of June 30, the Trust consists of five separate series, four of which are included in these financial statements. As of June 30, the fifth series, the Shelton Emerging Markets Fund, had a fiscal year end of September 30.

Shelton BDC Income Fund (“BDC Income Fund”) is an open-end, non-diversified series of the Trust. The inception date is April 22, 2014, and the commencement date of operations is May 2, 2014. The investment objective is to provide a high level of income with the potential for capital appreciation. Effective July 1, 2016, Shelton Capital Management, a California limited partnership (“Shelton” or the “Advisor”) became the advisor to the Fund.

Shelton Real Estate Income Fund (“Real Estate Income Fund”) is an open-end, non-diversified series of the Trust. The inception date is June 4, 2013, and the commencement date of operations is June 7, 2013. The investment objective is to provide current income with the potential for capital appreciation. Effective July 1, 2016, Shelton became the advisor to the Fund.

Shelton Tactical Credit Fund (“Tactical Credit Fund”) is an open-end, diversified series of the Trust. The inception date is December 16, 2014. The Fund’s investment objective is to seek current income and capital appreciation. Effective July 1, 2016, Shelton became the advisor to the Fund. The Tactical Credit Fund is a successor to a series of the FundVantage Trust, a Delaware statutory trust, pursuant to a reorganization that took place after the close of business on March 17, 2017. Prior to March 17, 2017, the Successor Fund had no investment operations. As a result of the reorganization, holders of Class A Shares and Class C Shares of the former Tactical Credit Fund received Investor Shares of the successor Tactical Credit Fund and holders of Advisor Class Shares of the former Tactical Credit Fund received Institutional Shares of the successor Tactical Credit Fund. On June 19, 2019, the shareholders of the Cedar Ridge Unconstrained Credit Fund (the “Cedar Ridge Fund”) approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the Shelton Tactical Credit Fund. Cedar Ridge Unconstrained Credit Fund is the performance and accounting survivor of the reorganization, Shelton Tactical Credit is the legal and tax survivor. The reorganization was effective as of the close of business on June 21, 2019. See Note 6 for more information.

Shelton International Select Equity Fund (“International Select Fund”, and together with the BDC Income Fund, the Real Estate Income Fund, and the Tactical Credit Fund, each a “Fund” and collectively, the “Funds”) is an open-end, diversified series of the Trust. The inception date is July 31, 2009. The Fund’s investment objective is to achieve long-term capital appreciation. Effective July 18, 2016, Shelton became the advisor to the Fund. The International Select Fund is a successor to a series of the FundVantage Trust, a Delaware statutory trust, pursuant to a reorganization that took place after the close of business on July 28, 2017. Prior to July 28, 2017, the Successor Fund had no investment operations. As a result of the reorganization, holders of Class A Shares of the former International Select Fund received Investor Shares of the successor International Select Equity Fund and holders of Class I Shares of the former International Select Equity Fund received Institutional Shares of the successor International Select Equity Fund.

On June 3, 2020 the shareholders of the ICON International Equity Fund, a series of ICON Funds approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the Shelton International Select Equity Fund. The International Select Fund is the performance and accounting, legal and tax survivor of the reorganization. The reorganization was effective as of the open of business on June 29, 2020.

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

(a)    Security Valuation — Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”). Equity securities listed on a national or international exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.

Securities for which market quotes are not readily available from the Trust’s third-party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the Board of Trustees. The Board has delegated to the Advisor’s Pricing Committee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings. For a description of the Advisor, see Note 2.

(b)     Federal Income Taxes — No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all their taxable income to shareholders.

(c)    Short Sales — Short sales are transactions under which the Tactical Credit Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d)    Municipal Bonds — Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). Municipal bonds may be issued as taxable securities, or as federally tax-

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2020

exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

(e)     Security Transactions, Investment Income and Distributions to Shareholders — Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Distributions to shareholders are recorded on the ex-dividend date for the Funds. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for PFICs, wash sales, REIT adjustments and post-October capital losses.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

These “Book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

(f)     Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(g)     Concentration — The Real Estate Income Fund concentrates its investments in real estate securities (i.e., securities of issuers in the real estate industry), including securities issued by REITs. The Fund invests substantially all (and under normal market conditions, at least 80%) of its net assets (plus any borrowings for investment purposes) in income producing real estate securities. The Advisor evaluates securities based primarily on the relative attractiveness of income and secondarily considers their potential for capital appreciation. The Advisor considers real estate securities to be securities issued by a company that (a) derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or (b) has at least 50% of its assets invested in such real estate. The Advisor plans to sell a security if, in the judgment of the portfolio managers, the security’s income potential has been compromised, an issuer’s fundamentals have deteriorated or may deteriorate or a more attractive investment opportunity is identified. The Fund invests in both equity and debt securities and invests to a substantial degree in securities issued by REITs. REITs are pooled investment vehicles that own interests in real estate, real-estate related loans or similar interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A majority of the REITs in which the Fund invests are generally considered by the Advisor to be medium- or small-capitalization companies. The Fund will not invest in non-traded REITs that are sponsored, managed or distributed by affiliates of the Advisor. Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. Although the Advisor anticipates that the Fund will invest a substantial portion of its assets in equity securities, the Fund may invest up to 100% of its net assets in debt securities of any maturity, duration or credit rating. Debt securities in which the Fund may invest include corporate debt obligations and CMBS. Debt securities acquired by the Fund may also include high-yield debt securities (commonly referred to as “junk” bonds) issued or guaranteed by real estate companies or other companies. The Fund invests in securities across all market capitalization ranges. The Fund may invest up to 15% of its net assets in illiquid securities

The BDC Income Fund invests substantially all (and under normal market conditions, at least 80%) of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of business development companies (“BDCs”) that are traded on one or more nationally recognized securities exchanges. The equity securities in which the Fund may invest consist of common stocks, securities convertible into common stocks; and preferred stocks. In addition, although the Fund typically invests in equity securities, the Fund may invest up to 20% of its net assets in debt securities of BDCs and other issuers of any maturity, duration or credit rating.

The Tactical Credit Fund aims to use related credit asset classes on both the long and short side to generate an attractive rate of return with low volatility. Portfolio construction is implemented with a relative value framework and looks across the entire balance sheet of a corporation from senior secured down through subordinated, equity-linked bonds. This hedged approach is designed to generate performance that is less reliant on the direction of the overall market than a typical credit-based fund.

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2020

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

(h)     Use of Estimates in Financial Statements — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, Shelton Capital makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(i)     Share Valuations — The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(j)     Accounting for Uncertainty in Income Taxes — The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Shelton Capital has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2016-2018) or expected to be taken in the Fund’s 2019 tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(k)     Fair Value Measurements — The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities at June 30, 2020 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)	Level 2(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities	Total Investments	Futures Contracts(d)	Written Options
Shelton BDC Income Fund	$3,802,266	$—	$8,033	$3,810,299	$—	$—
Shelton Real Estate Income Fund	$4,277,694	$—	$—	$4,277,694	$—	$—
Shelton International Select Equity Fund	$72,519,059	$10,198,565	$—	$82,717,624	$—	$—
Shelton Tactical Credit Fund - Assets	$15,802	$85,324,253	$—	$85,340,055	$19,845	$—
Shelton Tactical Credit Fund - Liabilities	$—	$12,118,688	$—	$12,118,688	$—	$198,950

(a)	It is the Funds’ policy to recognize transfers between levels on the last day of the fiscal reporting period.
(b)	For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2020

Level 3 Securities	BDC Income Fund
Beginning Balance	$70,287
Net Purchases	—
Net Sales	—
Total Realized Gain/(Loss)	—
Change in Unrealized Appreciation/(Depreciation)	(62,254)
Accrued Interest	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending Balance	$8,033

	Fair Value as of 06/30/2020	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
BDC Income Fund
Newstar Financial Inc CVR	$8,033	Estimated recovery proceeds	Expected remaining distributions	$0.08	Increase

(l)     Disclosure about Derivative Instruments and Hedging Activities — The Fund has adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

At June 30, 2020, the number of open future contracts in the Tactical Credit Fund was 85. Only current day’s variation margin is reported as an asset or liability within the statement of assets and liabilities.

The effect of derivative instruments on the Statements of Assets & Liabilities for the period ended June 30, 2020:

Derivatives Not Accounted for as Hedging Instruments	Tactical Credit Fund
Asset Derivatives
Futures Variation Margin	$19,845
Purchased Options	574,300
Total	$594,145

Liability Derivatives
Written Options	$198,950

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2020:

Derivatives Not Accounted for as Hedging Instruments	Tactical Credit Fund
Amount of Realized Gain/(Loss) Recognized on Derivatives
Interest Rate Futures	$(1,724,111)
Purchased Interest Rate Options	(166,219)
Written Interest Rate Options	17,188
Total	$(1,873,143)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Interest Rate Futures	$(467,271)
Purchased Equity Options	(185,929)
Written Equity Options	139,750
Total	$(513,450)

The previously disclosed derivative instruments outstanding as of June 30, 2020, and their effect on the Statement of Operations for the period January 1, 2020 through June 30, 2020, serve as indicators of the volume of financial derivative activity for the company. The following table indicates the average volume for the period:

Average Month End Notional Value
Written Future Contracts	$(14,576,991)
Purchased Options	182,111
Written Options	(53,296)

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2020

NOTE 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

Fund	Net Assets
BDC Income Fund	0.90%
Real Estate Income Fund	0.80%
International Select Fund	0.74%
Tactical Credit Fund	1.17	%(a)

(a)

The Tactical Credit Fund pays the Advisor an annual investment advisory fee equal to 1.17% of the Fund’s average daily net assets. Prior to the reorganization into the Fund on June 21, 2019, the Cedar Ridge Unconstrained Credit Fund (the accounting survivor of the reorganization) paid an annual advisory fee equal to 1.00% of the Cedar Ridge Unconstrained Credit Fund’s average daily net assets.

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement (excluding certain compliance costs, extraordinary expenses such as litigation or merger and reorganization expenses, for example and with respect to the BDC Income Fund and the Real Estate Income Fund, acquired fund fees and expenses) is effective until the dates listed below, unless renewed, and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the voluntary expense limits, for the period ended June 30, 2020 are as follows:

	Voluntary Expense Limitation
Fund	Institutional Shares	Investor Shares	Expiration
BDC Income Fund	1.25%	1.50%	5/1/20 - 5/1/21
Real Estate Income Fund	1.17%	1.42%	5/1/20 - 5/1/21
International Select Fund	0.99%	1.24%	5/1/20 - 5/1/21
Tactical Credit Fund	1.39%	1.64%	5/1/20 - 5/1/21

At June 30, 2020, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $934,174. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 12/31/20	Expires 10/31/21	Expires 12/31/21		Expires 10/31/22	Expires 12/31/22	Total
BDC Income Fund	$81,015	$—	$48,779	*	$—	$58,429	$139,444
Real Estate Income Fund	113,675	—	47,398	*	—	49,306	162,981
International Select Fund	105,811	—	91,289		—	66,303	263,403
Tactical Credit Fund	—	168,854	—		82,500	20,815	272,169
Total	$300,501	$168,854	$187,466		$82,500	$194,853	$934,174

*	The financial information presented reflects the expense reimbursement by Shelton Capital Management in effect from May 1, 2018 to December 31, 2018.

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the SCM Trust and other funds within the same “family” of investment companies managed and administered by Shelton. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed in the Statement of Operations.

Certain officers and trustees of the Trust are also partners of Shelton. Steve Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Adviser. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

The Trust has adopted a Distribution Plan (the “Plan”), as amended July 29, 2017, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Investor Shares of each Fund pays RFS Partners, the Funds’ distributor (the “Distributor”), an affiliate of Shelton, for expenses that relate to the promotion and distribution of shares. Under the Plan, the Investor Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Investor Shares.

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2020

For the period ended June 30, 2020 the following were paid:

Fund	Investor Class 12b-1 Fees
BDC Income Fund	$5,565
Real Estate Income Fund	5,436
International Select Fund	6,788
Tactical Credit Fund	20,521

Management fees, Administration fees, Expense reimbursement from the manager, CCO fees and Trustees fees incurred during the period are included in the Statement of Operations.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended June 30, 2020 were as follows:

Fund	Purchases	Sales
BDC Income Fund	$737,641.64	$1,366,016.90
Real Estate Income Fund	135,337.89	500,993.29
International Select Fund	37,316,352.08	18,376,772.78
Tactical Credit Fund	91,168,602.55	95,356,530.79

NOTE 4 - TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2019, there was one reclassification for Tactical Credit Fund as a result of the merger with the Cedar Ridge Fund. The reclassification was as follows:

	Increase/ (Decrease) Paid-In Capital	Distributable Earnings
Tactical Credit Fund	$3,805,213	$(3,805,213)

Tax Basis of Distributable Earnings: The tax character of distributable earnings at December 31, 2019 was as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation/ (Depreciation)	Post October and Other Losses	Total Distributable Earnings
BDC Income Fund	$—	$—	$(3,903,296)	$283,968	$—	$(3,619,328)
Real Estate Income Fund	—	—	(18,321)	960,906	(1,350,241)	(407,656)
International Select Fund	62,397	—	(51,542,368)	8,036,301	(104,307)	(43,547,977)
Tactical Credit Fund	525,107	—	(2,774,772)	(3,571,217)	—	(5,820,882)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to wash sales and PFICs.

Capital Losses: Capital loss carry forwards, as of December 31, 2019, available to offset future capital gains, if any, are as follows:

Expiring	BDC Income Fund	Real Estate Income Fund*	International Select Fund	Tactical Credit Fund**
Long Term with No Expiration	$1,402,358	$—	$47,213,408	$—
Short Term with No Expiration	2,500,938	18,321	4,328,960	2,774,772
Total	$3,903,296	$18,321	$51,542,368	$2,774,772

*	Subject to an annual limitation of $37,999 under §382 of the Code
**	Subject to annual limitation of $561,798 under §382 of The Code through 2023 with $527,580 available in 2024.

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2020

The tax character of distributions paid during the year ended December 31, 2019 are as follows:

Fund	Year	Return of Capital	Ordinary Income	Long-Term Capital Gains(a)	Exempt-Interest Dividends	Total Distributions
BDC Income Fund	December 31, 2018	$—	$1,037,553	$—	$—	$1,037,553
	December 31, 2019	63,262	545,542	—	—	608,804
Real Estate Income Fund	December 31, 2018	112,060	187,569	16,879	—	316,508
	December 31, 2019	31,300	119,906	—	—	151,206
International Select Fund	December 31, 2018	—	439,884	—	—	439,884
	December 31, 2019	—	1,253,877	—	—	1,253,877
Tactical Credit Fund	October 31, 2018	—	329,464	1,928	2,015,746	2,347,138
	October 31, 2019	—	161,752	647,005	2,260,001	3,068,758
	December 31, 2019	—	375,685	—	707,607	1,083,292

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended December 31, 2019.

The tax distributions for the period ended December 31, 2019 differ from book distributions by $723,486 of which $264,188 was included in the book distribution for the year ended October 31, 2019 and $459,292 of income earned by Shelton Tactical Credit Fund prior to the merger date but not included in the book distributions as the Cedar Ridge Fund was the accounting survivor (see note 6) of the merger.

The tax distributions for October 31, 2019 differ from the book distributions by $264,188 as that amount was included in the tax distributions post-merger for the period ending December 31, 2019.

A final tax returned for the Cedar Ridge Unconstrained Credit Fund was filed for the period ended June 21, 2019 the date of the merger (see note 6).

NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS

In March 2017, the FASB issued ASU 2017-08, Receivables --Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). The amendments in ASU 2017-08 shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Effective, January 1, 2019, the Funds adopted ASU 2017-08 and the adoption did not have a material impact on the Funds’ financial statements.

NOTE 6 - REORGANIZATIONS

On June 19, 2019, the shareholders of the Cedar Ridge Unconstrained Credit Fund approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the Shelton Tactical Credit Fund. Cedar Ridge Unconstrained Credit Fund is the performance and accounting survivor of the reorganization, Shelton Tactical Credit is the legal and tax survivor. The reorganization was effective as of the close of business on June 21, 2019. The following table illustrates the specifics of the Fund’s reorganization:

Shelton Tactical Credit Fund Pre-Reorganization Net Assets	New Shares issued to Shareholders of Shelton Tactical Credit Fund	Cedar Ridge Unconstrained Credit Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$23,813,547(a)	2,227,883	$76,412,507	$100,226,054	Non-taxable

(a)	Includes undistributed net investment income, accumulated realized losses and unrealized appreciation in the amounts of $—, $— and $760,216, respectively, from the merged fund.

As of close of business on June 21, 2019, the classes were converted at the following rates:

Pre-Merger Class	Pre-Merger NAV	Rate	Shares	Dollars	Post-Merger NAV	Post Merger Class
Shelton Tactical Credit – Institutional Class	10.17	0.9514	1,323,638	$14,151,144	10.69	Shelton Tactical Credit – Investor Class
Shelton Tactical Credit – Investor Class	10.15	0.9499	904,245	$9,662,403	10.69	Shelton Tactical Credit – Investor Class
Cedar Ridge Unconstrained Credit Fund – Institutional Class	10.69	1.0000	6,189,879	$66,176,655	10.69	Shelton Tactical Credit Institutional Class
Cedar Ridge Unconstrained Credit Fund – Investor Class	10.69	1.0000	957,909	$10,235,852	10.69	Shelton Tactical Credit – Investor Class

NOTE 7 – SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2020

On July 10, 2020, each series included in Column B of the below table, each a series of ICON Funds, was reorganized with and into the corresponding fund included in Column A of the below table, each a series of the Trust.

Column A (Acquiring Funds)	Column B (Selling Funds)
ICON Equity Fund	ICON Fund
ICON Long/Short Fund
ICON Opportunities Fund

ICON Equity Income Fund	ICON Equity Income Fund

ICON Consumer Select Fund	ICON Consumer Discretionary Fund
ICON Financial Fund

ICON Natural Resources and Infrastructure Fund	ICON Energy Fund
ICON Industrials Fund
ICON Natural Resources Fund

ICON Health and Information Technology Fund	ICON Information Technology Fund
ICON Healthcare Fund

ICON Utilities and Income Fund	ICON Utilities Fund

ICON Flexible Bond Fund	ICON Flexible Bond Fund

On July 31, 2020, the ICON Consumer Staples Fund, a series of ICON Funds, was reorganized with and into the ICON Consumer Select Fund.

As of August 20, 2020, the proposed reorganization of the ICON Risk-Managed Balanced Fund, a series of ICON Funds, with and into the ICON Equity Income Fund, a series of the Trust, had not yet received shareholder approval.

On August 13, 2020, the fiscal year end for the Shelton Emerging Markets Fund was changed to December 31.

SCM Trust	Additional Information	June 30, 2020

Fund Holdings

The Fund holdings shown in this report are as of June 30, 2020. Holdings are subject to change at any time, so holdings shown in the report may not reflect current Fund holdings. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The information filed in the form N-PORT also may be obtained by calling (800) 955-9988.

Proxy Voting Policy

The Fund’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the SCM Trust uses to determine how to vote proxies relating to portfolio securities, along with the Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2020 is available upon request, at no charge, at the phone number above, or on the SEC’s website at www.sec.gov.

About this Report

This report is submitted for the general information of the shareholders of the SCM Trust. It is authorized for distribution only if preceded or accompanied by a current SCM Trust prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Fund’s website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Fund.

Board of Trustees and Executive Officers

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Chairman of the Board, Trustee, President	Since August 1999 Since August 1999 Since August 1999
Kevin T. Kogler	1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Trustee	Since May 2006
Marco L. Quazzo	1875 Lawrence Street, Suite 300 Denver, CO 80202	1962	Trustee	Since August 2014
Stephen H. Sutro	1875 Lawrence Street, Suite 300 Denver, CO 80202	1969	Trustee	Since May 2006
William P. Mock	1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Treasurer	Since February 2010
Gregory T. Pusch	1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Chief Compliance Officer, Secretary	Since March 2017

Each Trustee oversees the Trust’s four Funds. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & Founder of MicroBiz, LLC, 2012 to present; Principal, Robertson Piper Software Group, 2006 to 2012; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March 2015-Present; Partner, Barg Coffin Lewis & Trapp LLP (law firm), 2008 to March 2015.
Stephen H. Sutro	Managing Partner, Duane Morris, LLP (law firm) 2014 to present; Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present.
Gregory T. Pusch	Principal Occupations Past five years: Global Head of Risk & Compliance, Matthews Asia 2015-2016; Head of Legal & Regulatory Compliance / CCO, HarbourVest Partners 2012-2015.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*

Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

Board Approval of the Investment Advisory Agreement (Unaudited) June 30, 2020

The Investment Company Act of 1940 (the “1940 Act”) requires that the full board of the SCM Trust (the “Board”) and a majority of the Independent Trustees annually approve the continuation of:

●	The Investment Advisory Agreement (the “Advisory Agreement”) dated October 11, 2016 between SCM Trust, on behalf of the funds listed below, and Shelton Capital Management (“SCM”):

o	Shelton International Select Equity Fund;

o	Shelton BDC Income Fund; and

o	Shelton Real Estate Income Fund

o	Shelton Tactical Credit Fund (each, a “Fund” and collectively, the “Funds”).

At a meeting held in-person on February 5-6, 2020, the Board, including a majority of the Independent Trustees, considered and approved the continuation of the Advisory Agreement for an additional one-year period ending March 31, 2021:

Prior to the meeting, the Independent Trustees requested information from SCM and third-party sources. This information, together with other information provided by SCM, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by SCM, including reports on each applicable Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by SCM to the applicable Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding Shelton Capital (the principal business activity of which is managing the Funds), descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each applicable Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees and fund counsel. The Board discussed the renewal of the Advisory Agreement with SCM representatives, and in a private session with independent legal counsel at which representatives of SCM were not present. In deciding to approve the renewal of the Advisory Agreement, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

SCM, its personnel and its resources. The Board considered the depth and quality of Shelton Capital’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that SCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered SCM’s continuing need to attract and retain qualified personnel and, noting SCM’s additions over recent years, determined that SCM was adequately managing matters related to the Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds: SCM’s policies, procedures and systems to ensure compliance with applicable laws and regulations and each of their commitment to these programs; each of their efforts to keep the Trustees informed; and each of their attention to matters that may involve conflicts of interest with the applicable Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by SCM to the Funds under the administration servicing agreements.

The Board concluded that SCM had the quality and depth of personnel and investment methods essential to performing its duties under the applicable Advisory Agreements, and that the nature, extent and overall quality of such services provided by SCM, respectively, are satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the short-term and long-term performance of each Fund on both an absolute basis and against its benchmark indices. The Trustees also reviewed performance rankings for each Fund as provided by an independent third-party service provider, as applicable. In assessing performance of certain Funds, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act, the Fund’s investment restrictions, the Fund’s size, and similar factors. Among the factors considered in this regard, were the following:

●	For the International Select Equity Fund, it was noted that the performance of the Fund was in the top quartile over the 3-year period and in the second quartile over the 1-year period.

●	For the Shelton BDC Income Fund, it was noted that the performance of the Fund was in the third quartile over the 1-year and 3-year periods, and in the fourth quartile over the 5-year period.

●	For the Shelton Real Estate Income Fund, it was noted that the performance of the Fund was in the second quartile over the 1-year period and in the third quartile over the 3-year and 5-year periods.

●	For the Shelton Tactical Credit Fund, it was noted that the performance of the Fund was in the second quartile over the 3-year and 5-year periods and in the fourth quartile over the 1-year period.

Board Approval of the Investment Advisory Agreement (Unaudited) (Continued) June 30, 2020

The Board received a satisfactory explanation of the reasons underlying the performance of the lower performing Funds and SCM articulated a strategy for improving performance of these Funds. The Board ultimately concluded that SCM’s performance records in managing the applicable Fund was satisfactory, and in some cases excellent, supporting the determination that SCM’s continued management under the applicable Advisory Agreement would be consistent with the best interests of each applicable Fund and its shareholders.

Management Fees and Total Annual Operating Expense Ratios

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category as defined by a third-party independent service provider. The Board considered the advisory fees and total fees and expenses of each Fund in comparison to the advisory fees and other fees and expenses of other funds in each Fund’s relevant category. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by SCM after taking into consideration the expense limitation arrangements and voluntary fee waivers on certain Funds.

The Board noted that the actual management fees charged to most Funds were generally higher than the industry median for comparable funds.

The Board also observed that each Fund’s total annual operating expense ratios, after taking into account the expense limitations and waivers applicable to certain Funds (and excluding acquired fund fees and expenses for the Shelton BDC Income Fund), were generally above the industry median for other comparable funds.

Comparable Accounts

The Board noted certain information provided by SCM regarding fees charged to other clients utilizing a strategy similar to that employed by an applicable Fund. The Board determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to SCM’s other clients employing a comparable strategy to each applicable Fund was not indicative of any unreasonableness with respect to the advisory fee payable by such Fund.

Cost Structure, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding SCM’s costs of providing services to the applicable Funds. The Board also reviewed the resulting level of profits to SCM, including the cost allocation methodologies used to calculate such profits. The Independent Trustees received financial and other information from SCM.

The Board noted its intention to continue to monitor assets under management, and the resulting impact on SCM’s profitability, in order to ensure that each has sufficient resources to continue to provide the services that shareholders in the applicable Funds require. The Board considered SCM’s need to invest in technology, data services, infrastructure and staff to provide the expected quality of investment advisory services to the Funds. They further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by SCM to such Fund as Fund assets increase, reflecting the fact that economies of scale in the cost of operations will be shared with such Fund’s shareholders. The Trustees also noted that SCM has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations.

The Board also considered that SCM does not receive material indirect benefits from managing the applicable Funds. For example, SCM does not seek to supplement its fees with “soft dollar” benefits.

Based on the foregoing, together with the other information provided to it at the Meeting and throughout the year, the Board concluded that each applicable Fund’s cost structure and level of profits for SCM, were reasonable and that economies of scale and ancillary benefits, to the extent present with respect to a Fund, were not material.

Conclusions

The Board indicated that the information presented and the discussion of the information were adequate for making a determination regarding the renewal of the Advisory Agreement. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to renew and approve the Advisory Agreement.

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that the Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to SCM by the Funds, and that the renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half- year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting

ITEM 12. EXHIBITS.

(a)(1)	Code of Ethics not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, as amended (“SOX”), are filed as Exhibit 12(a)(2) to this Form N-CSR.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act, Section 906 of SOX, Rule 13a-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SCM Trust

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: August 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: August 31, 2020

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: August 31, 2020